COMMON STOCK PURCHASE WARRANTS (Tables)	9 Months Ended
Sep. 30, 2025
ALTANINE, INC. [Member]
SUMMARY OF WARRANT ACTIVITY

The following table summarizes the changes in the Company’s warrants for the nine months ended September 30, 2025:

	Number of warrants	Weighted average remaining life (years)	Weighted average exercise price
Warrants outstanding, December 31, 2024	7,500,000	9.2	$0.40
Issued	-	-	-
Exercised (cashless)	(7,500,000)	-	-
Warrants outstanding, September 30, 2025	-	-	$-
Warrants exercisable, September 30, 2025	-	-	$-